Financial Risk Management - Schedule of Financial Assets and Liabilities Exposed in Foreign Currency Risk (Details)
€ in Millions, ₫ in Millions, ₩ in Millions, ฿ in Millions, ¥ in Millions, Rp in Millions, $ in Millions, $ in Millions
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 THB (฿)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 VND (₫)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2020 THB (฿)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 VND (₫)
Disclosure of detailed information about financial instruments [line items]
Financial assets	₩ 303,343								₩ 243,543
Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	41,332								40,413
Financial liabilities	17,467								19,329
USD | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	33,328	$ 28,112,919							31,775	$ 29,204,905
Financial liabilities	16,504	$ 13,921,628							17,099	$ 15,715,800
JPY | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,115		¥ 690,658,516						4,099		¥ 388,760,925
Financial liabilities	907		¥ 88,019,006						2,092		¥ 198,432,867
EUR | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	479			€ 356,541					461			€ 344,842
Financial liabilities	56			€ 41,564					11			€ 8,399
IDR | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	1				Rp 12,955,000				1				Rp 12,955,000
Financial liabilities	0				Rp 3,103,944				1				Rp 15,289,944
THB | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	1					฿ 28,510			1					฿ 28,510
Financial liabilities	0					฿ 7,379			0					฿ 7,379
TWD | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	408						$ 9,521,305		4,076						$ 105,408,193
Financial liabilities	0						$ 0		126						$ 3,264,754
VND | Currency risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	0							₫ 9,270,000	0							₫ 9,270,000
Financial liabilities	₩ 0							₫ 3,243,600	₩ 0							₫ 3,243,600